OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Other [Abstract]
Schedule of Other
The company’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Change in fair value of property, plant and equipment	13	$(103)	$(103)	$(46)
Amortization of service concession assets		—	—	(11)
Transaction costs		(5)	(4)	(3)
Other		(75)	31	(1)
		$(183)	$(76)	$(61)